Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents	The cash and cash equivalents are held with reputable bank and financial institution counterparties.
	As of December 31,
	2024	2025
	RMB	RMB
Cash on hand	-	-
Cash balances include deposits in:
Financial institutions in Chinese mainland
—Denominated in the US$	909	666
—Denominated in the RMB	2,945,163	7,464,415
Total cash balances held at the PRC financial institutions	2,946,072	7,465,081

Financial institutions in Hong Kong
—Denominated in the US$	57,595,332	12,186,911
—Denominated in the HK$	384,906	1,464,901
—Denominated in the RMB	1,549	1,508
Total cash balances held at Hong Kong financial institutions	57,981,787	13,653,320
Financial institutions in the United States
—Denominated in the US$	24,123	85
Total cash balances held at United States financial institutions	24,123	85
Online and mobile financial institutions in Chinese mainland
Denominated in the RMB	4,428	1,085
Online and mobile financial institutions in Hong Kong
Denominated in the HK$	746	1,635
Total cash and cash equivalents held at online and mobile financial institutions	5,174	2,720

Total cash and cash equivalent balances held at financial institutions	60,957,156	21,121,206

Total cash and cash equivalent balances	60,957,156	21,121,206

Schedule of Depreciation on Property, Plant and Equipment

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Operating equipment	3-5 years
Electronic equipment	3 years
Office equipment and other	3 years
Leasehold improvements	Shorter of 2-3 years or lease term

Schedule of Suppliers	The percentages of total revenues from each customer for the years ended December 31, 2023, 2024 and 2025 are as follows:
	For the Years Ended December 31,
	2023	2024	2025
	proportion of total revenues	proportion of total revenues	proportion of total revenues
Customer A	13.1%	22.1%	18.5%
Customer B	*	*	16.1%

*	Less than 10.0% of the Company’s revenue in the respective years.
Accounts receivable, net balances from these customers are as follows:
	As of December 31,
	2024	2025
	proportion of total accounts receivable, net balance	proportion of total accounts receivable, net balance
Customer A	24.3%	*
Customer B	10.9%	17.1%
Customer C	14.6%	13.8%
Customer D	*	13.7%
Customer E	*	11.6%

*	Less than 10.0% of the Company’s accounts receivable, net in the respective years.

Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Suppliers	The percentages of total purchases from each supplier for the years ended December 31, 2023, 2024 and 2025 are as follows:
	For the Years Ended December 31,
	2023	2024	2025
	proportion of total purchases	proportion of total purchases	proportion of total purchases

Supplier A	27.2%	21.8%	24.9%
Supplier B	19.9%	40.1%	54.9%
Supplier C	10.5%	*	*

*	Less than 10.0% of the Company’s purchase amounts in the respective years.